Condensed Balance Sheets - USD ($)	Sep. 30, 2021	Dec. 31, 2020
Current assets
Cash	$ 1,170,715	$ 90,095
Prepaid expenses	729,047	1,188,660
Total Current Assets	1,899,762	1,278,755
Investment held in Trust Account	276,014,450	276,000,000
TOTAL ASSETS	277,914,212	277,278,755
Current liabilities
Accrued expenses	2,677,479	25,296
Advances from related party	13,362	0
Convertible note - related party	2,000,000	0
Total Current Liabilities	4,690,841	25,296
Deferred underwriting fee payable	9,660,000	9,660,000
Total Liabilities	14,350,841	9,685,296
Commitments and contingencies
Class A ordinary shares subject to possible redemption, 26,259,345 shares at $10.00 per share		262,593,450
Class A ordinary shares subject to possible redemption 27,600,000 at $10.00 per share redemption value as of September 30, 2021 and December 31, 2020	276,000,000	276,000,000
Shareholders' Deficit
Preference shares, $0.0001 par value; 1,000,000 shares authorized; none issued or outstanding	0	0
Additional paid-in capital		5,096,874
Additional paid-in capital	0
Accumulated deficit		(97,764)
Accumulated deficit	(12,437,394)	(8,407,306)
Total Shareholders' Equity		5,000,009
Total Shareholders' Deficit	(12,436,629)	(8,406,541)
TOTAL LIABILITIES AND SHAREHOLDERS' DEFICIT	277,914,212	277,278,755
Common Class A
Shareholders' Deficit
Common stock, value		209
Common stock, value	75	75
Total Shareholders' Deficit	75	75
Common Class B
Shareholders' Deficit
Common stock, value		690
Common stock, value	690	690
Total Shareholders' Deficit	$ 690	$ 690